Supplementary Financial Information on Oil and Natural Gas Exploration, Development and Production Activities (Unaudited) - Proved Reserves Attributable to Consolidated Subsidiary (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Future cash inflows	$ 1,272,950	$ 2,345,940
Future costs:
Production	(641,527)	(964,520)
Development	0	(87,650)
Future cash flows	631,423	1,293,770
10% annual discount for estimated timing of cash flow	(159,123)	(421,640)
Standardized measure of discounted cash flow	$ 472,300	872,130	$ 964,000
Ownership percentage by noncontrolling owners	50.00%
Consolidated Entities
Future costs:
Standardized measure of discounted cash flow	$ 472,300	$ 872,130